Fair Value Measurements (Details) - Schedule of changes in the fair value of the Company’s warrant liability - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in the fair value of the Company’s warrant liability [Abstract]
Balance		$ 551	$ 551	$ 689
Change in fair value of warrants		$ (449)	(551)	(138)
Balance				$ 551